Note 11 - Segmented Information	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
11	Segmented information

The Company operates in
one
business segment being the exploration of mineral property interests. The Company’s assets are geographically segmented as follows:

	March 31, 2017	December 31, 2016
United States	$39,465	$39,169
Canada	17,416	13,327
Other	775	784
	$57,656	$53,280